UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01700
                                   ---------

                     FRANKLIN GOLD AND PRECIOUS METALS FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000
                                                    ------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                                            JULY 31, 2006
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   ANNUAL REPORT AND SHAREHOLDER LETTER                         SECTOR
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                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                              Franklin Templeton Investments

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Gold and Precious Metals Fund ....................................    3

Performance Summary .......................................................    7

Your Fund's Expenses ......................................................   12

Financial Highlights and Statement of Investments .........................   14

Financial Statements ......................................................   21

Notes to Financial Statements .............................................   25

Report of Independent Registered Public Accounting Firm ...................   34

Tax Designation ...........................................................   35

Board Members and Officers ................................................   36

Shareholder Information ...................................................   41

--------------------------------------------------------------------------------

Annual Report

Franklin Gold and Precious Metals Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Gold and Precious Metals Fund seeks capital appreciation, with current income as its secondary goal, by investing at least 80% of its net assets in securities of companies that mine, process or deal in gold or other precious metals.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Gold and Precious Metals Fund's annual report for the fiscal year ended July 31, 2006.

PERFORMANCE OVERVIEW

Franklin Gold and Precious Metals Fund - Class A delivered a +73.36% cumulative total return for the 12 months ended July 31, 2006. The Fund outperformed the broad Standard & Poor's 500 Index's (S&P 500's) +5.38% total return and the sector-specific FTSE Gold Mines Index's +55.49% price return during the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

During the 12 months ended July 31, 2006, the U.S. economy advanced at a moderate pace. After a slow fourth quarter 2005, gross domestic product grew an annualized 5.6% in first quarter 2006 and moderated to an estimated 2.9% annualized rate in the second quarter. Growth was driven by consumer, business and government spending. Productivity gains and corporate profits also contributed. Export growth picked up some momentum, but a wide trade deficit remained. The labor market firmed as employment generally increased and the unemployment rate fell from 5.0% to 4.8%. 2 Although labor costs rose during the reporting period, hiring increased in many industries and personal income grew.

1. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends. The indexes are unmanaged. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2.    Source: Bureau of Labor Statistics.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 18.


                                                               Annual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 7/31/06

 [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Canada                                                                     40.2%
South Africa                                                               25.6%
U.S.                                                                        9.7%
Australia                                                                   9.7%
U.K                                                                         5.5%
Peru                                                                        3.3%
Papua New Guinea                                                            1.7%
Bolivia                                                                     0.2%
Short-Term Investments & Other Net Assets                                   4.1%

Elevated energy and other commodity prices were a primary economic concern. Oil prices remained high, largely due to potential supply disruptions and strong growth in global demand, especially from China and India. Gasoline, medical and pharmacy costs climbed substantially. Consumer confidence and spending remained surprisingly strong but could weaken with the impact of higher prices. As home price appreciation slowed, borrowing against home equity flattened and could have a gradual effect on consumer spending. Inflation was also a concern, as the core Consumer Price Index (CPI) rose 2.7% for the 12 months ended July 31, 2006, which was higher than the 2.2% 10-year average. 3

The Federal Reserve Board (Fed) raised the federal funds target rate from 3.25% to 5.25% in eight quarter-point steps. The Fed's credit-tightening campaign contributed to cooler housing and real estate markets as the cost of credit grew less attractive to most consumers who were already dealing with near-record consumer debt burdens, low personal savings and historically high gas prices. By period-end, most market observers expected the Fed to pause its rate tightening in August.

In this environment, equity markets experienced dramatic swings late in the period. Overall, the blue chip stocks of the Dow Jones Industrial Average returned +7.59%, while the broader S&P 500 and the technology-heavy NASDAQ Composite Index returned +5.38% and -3.48% for the 12 months under review. 4 Energy, telecommunications and financials stocks performed particularly well.

Precious metals prices appreciated significantly during the past 12 months. Gold bullion started the reporting period at $430 per ounce, hit a 26-year high of $715 per ounce in May, and closed the period at $637 per ounce, up 48.1% for the period. The surge in price coincided with a dramatic rise in investment in gold exchange traded funds (ETFs), with more than 15 million ounces held globally at the end of the reporting period. Silver moved up 58.6% during the Fund's fiscal year from $7.21 per ounce to $11.43 per ounce. Platinum climbed 37.3% from $896 per ounce to $1,230 per ounce. Palladium began the period at $193 per ounce and ended the period 62.2% higher at $313 per ounce.

3. Source: Bureau of Labor Statistics. Core CPI excludes food and energy costs.

4. Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 1 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Annual Report

PRECIOUS METALS PRICES (8/1/05-7/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                             GOLD               PALLADIUM             PLATINUM
                             ----               ---------             ----------
8/1/2005                   $432.20               $193.50               $906.50
8/2/2005                   $432.30               $192.50               $903.00
8/3/2005                   $436.80               $194.50               $914.50
8/4/2005                   $437.60               $191.50               $907.50
8/5/2005                   $437.30               $191.50               $909.50
8/8/2005                   $435.00               $189.50               $900.50
8/9/2005                   $434.80               $188.00               $904.50
8/10/2005                  $437.60               $186.50               $902.50
8/11/2005                  $445.90               $187.00               $911.50
8/12/2005                  $446.20               $188.00               $915.50
8/15/2005                  $442.40               $185.50               $905.50
8/16/2005                  $446.15               $184.00               $891.00
8/17/2005                  $440.10               $185.00               $890.50
8/18/2005                  $439.70               $183.50               $892.00
8/19/2005                  $436.30               $183.00               $887.50
8/22/2005                  $438.20               $183.50               $891.00
8/23/2005                  $439.20               $184.00               $896.50
8/24/2005                  $437.67               $184.50               $897.50
8/25/2005                  $438.70               $184.50               $896.50
8/26/2005                  $437.70               $183.50               $894.50
8/29/2005                  $436.90               $185.00               $900.50
8/30/2005                  $431.60               $183.00               $889.00
8/31/2005                  $435.20               $182.50               $890.50
9/1/2005                   $443.25               $184.00               $899.00
9/2/2005                   $444.40               $185.00               $906.00
9/5/2005                   $445.35               $184.00               $909.50
9/6/2005                   $444.00               $182.50               $908.50
9/7/2005                   $444.70               $184.50               $905.50
9/8/2005                   $447.40               $184.00               $910.50
9/9/2005                   $449.20               $183.50               $911.50
9/12/2005                  $449.75               $183.00               $906.00
9/13/2005                  $446.50               $184.00               $908.50
9/14/2005                  $450.30               $184.50               $913.00
9/15/2005                  $455.75               $184.50               $917.50
9/16/2005                  $459.75               $191.50               $920.00
9/19/2005                  $464.75               $200.50               $925.00
9/20/2005                  $463.85               $198.50               $929.50
9/21/2005                  $472.35               $199.50               $929.50
9/22/2005                  $466.05               $197.50               $924.50
9/23/2005                  $463.25               $196.50               $922.50
9/26/2005                  $466.65               $192.50               $914.50
9/27/2005                  $462.50               $193.50               $914.50
9/28/2005                  $469.00               $197.50               $909.00
9/29/2005                  $472.15               $197.50               $926.50
9/30/2005                  $469.30               $196.00               $930.50
10/3/2005                  $465.95               $193.50               $925.50
10/4/2005                  $466.25               $193.50               $915.50
10/5/2005                  $464.75               $191.75               $909.00
10/6/2005                  $473.45               $195.50               $926.50
10/7/2005                  $474.85               $201.00               $933.50
10/10/2005                 $475.24               $204.50               $936.50
10/11/2005                 $475.50               $210.00               $940.00
10/12/2005                 $470.90               $211.50               $943.50
10/13/2005                 $471.60               $209.50               $930.50
10/14/2005                 $469.70               $207.50               $924.50
10/17/2005                 $474.00               $213.50               $933.50
10/18/2005                 $472.20               $211.00               $930.00
10/19/2005                 $464.55               $207.00               $927.00
10/20/2005                 $461.20               $208.50               $923.50
10/21/2005                 $466.89               $209.50               $927.50
10/24/2005                 $465.25               $208.50               $927.50
10/25/2005                 $472.60               $215.50               $935.50
10/26/2005                 $470.95               $224.00               $941.50
10/27/2005                 $473.65               $226.50               $938.00
10/28/2005                 $473.49               $225.50               $937.50
10/31/2005                 $465.18               $224.50               $937.50
11/1/2005                  $459.15               $221.50               $925.50
11/2/2005                  $463.20               $221.51               $934.50
11/3/2005                  $461.10               $226.50               $936.50
11/4/2005                  $456.90               $222.50               $931.50
11/7/2005                  $459.60               $226.50               $930.50
11/8/2005                  $460.80               $228.00               $939.00
11/9/2005                  $467.10               $235.50               $951.50
11/10/2005                 $466.85               $241.00               $960.00
11/11/2005                 $468.70               $248.50               $967.50
11/14/2005                 $467.50               $251.50               $971.50
11/15/2005                 $468.52               $246.50               $969.50
11/16/2005                 $479.30               $255.50               $987.00
11/17/2005                 $486.00               $257.50               $977.50
11/18/2005                 $485.80               $264.50               $979.50
11/21/2005                 $491.76               $265.50               $973.50
11/22/2005                 $494.58               $257.50               $971.50
11/23/2005                 $492.50               $252.50               $977.50
11/24/2005                 $493.49               $256.00               $979.50
11/25/2005                 $496.08               $258.00               $988.50
11/28/2005                 $498.70               $262.50               $994.50
11/29/2005                 $499.80               $264.50               $996.50
11/30/2005                 $493.08               $259.50               $976.50
12/1/2005                  $503.90               $262.50               $989.75
12/2/2005                  $503.38               $266.50             $1,000.75
12/5/2005                  $509.40               $271.50             $1,001.50
12/6/2005                  $511.40               $271.50               $987.50
12/7/2005                  $515.20               $274.50               $994.50
12/8/2005                  $521.13               $280.00             $1,000.50
12/9/2005                  $526.40               $286.50             $1,000.50
12/12/2005                 $528.00               $293.50             $1,016.50
12/13/2005                 $518.70               $271.50               $992.00
12/14/2005                 $506.50               $262.50               $965.00
12/15/2005                 $502.98               $265.00               $958.00
12/16/2005                 $503.24               $261.00               $957.50
12/19/2005                 $503.80               $260.50               $973.50
12/20/2005                 $492.25               $258.50               $957.50
12/21/2005                 $495.33               $245.50               $953.50
12/22/2005                 $504.33               $250.00               $962.50
12/23/2005                 $502.80               $254.50               $961.00
12/26/2005                 $505.13               $254.50               $960.50
12/27/2005                 $507.90               $256.00               $966.00
12/28/2005                 $516.60               $259.50               $969.75
12/29/2005                 $516.90               $255.00               $964.50
12/30/2005                 $517.00               $254.50               $970.50
1/2/2006                   $516.88               $254.00               $966.50
1/3/2006                   $534.15               $268.50               $977.50
1/4/2006                   $534.40               $272.50               $994.50
1/5/2006                   $524.80               $261.50               $985.50
1/6/2006                   $539.95               $271.50               $995.50
1/9/2006                   $548.95               $275.50             $1,007.50
1/10/2006                  $542.50               $270.50             $1,010.00
1/11/2006                  $547.50               $273.25             $1,014.00
1/12/2006                  $546.40               $273.50             $1,020.50
1/13/2006                  $557.34               $281.50             $1,035.50
1/16/2006                  $562.20               $287.50             $1,049.50
1/17/2006                  $554.80               $283.00             $1,041.50
1/18/2006                  $542.95               $270.50             $1,024.50
1/19/2006                  $557.80               $276.00             $1,038.50
1/20/2006                  $554.49               $275.75             $1,034.50
1/23/2006                  $559.40               $275.50             $1,045.50
1/24/2006                  $558.60               $274.25             $1,048.50
1/25/2006                  $563.40               $281.00             $1,057.50
1/26/2006                  $560.65               $273.50             $1,057.50
1/27/2006                  $559.50               $275.50             $1,064.50
1/30/2006                  $568.35               $281.50             $1,072.75
1/31/2006                  $568.90               $294.00             $1,081.25
2/1/2006                   $569.35               $293.50             $1,071.50
2/2/2006                   $572.20               $306.50             $1,079.50
2/3/2006                   $568.90               $314.50             $1,072.50
2/6/2006                   $569.90               $308.50             $1,070.75
2/7/2006                   $548.45               $288.50             $1,054.50
2/8/2006                   $551.45               $291.50             $1,050.50
2/9/2006                   $564.40               $302.50             $1,066.50
2/10/2006                  $551.00               $282.50             $1,037.50
2/13/2006                  $540.35               $273.50             $1,012.50
2/14/2006                  $547.55               $280.50             $1,015.50
2/15/2006                  $539.95               $279.50             $1,014.00
2/16/2006                  $548.15               $276.50             $1,005.50
2/17/2006                  $552.10               $288.50             $1,011.50
2/20/2006                  $555.84               $290.50             $1,029.25
2/21/2006                  $554.35               $293.50             $1,029.50
2/22/2006                  $555.20               $286.50             $1,028.50
2/23/2006                  $548.84               $285.75             $1,019.00
2/24/2006                  $559.05               $286.50             $1,034.50
2/27/2006                  $553.95               $280.50             $1,032.50
2/28/2006                  $561.55               $288.50             $1,051.50
3/1/2006                   $562.95               $296.50             $1,048.50
3/2/2006                   $569.85               $297.50             $1,052.50
3/3/2006                   $565.40               $302.50             $1,057.50
3/6/2006                   $555.35               $296.50             $1,041.50
3/7/2006                   $552.70               $289.50             $1,037.50
3/8/2006                   $543.55               $281.50             $1,008.50
3/9/2006                   $546.05               $289.50             $1,018.50
3/10/2006                  $541.05               $290.00             $1,011.50
3/13/2006                  $545.90               $298.50             $1,018.50
3/14/2006                  $551.05               $302.50             $1,022.50
3/15/2006                  $552.95               $316.50             $1,027.50
3/16/2006                  $555.40               $312.50             $1,028.00
3/17/2006                  $554.10               $316.50             $1,032.50
3/20/2006                  $554.90               $318.50             $1,041.50
3/21/2006                  $552.10               $315.50             $1,035.00
3/22/2006                  $550.80               $321.50             $1,044.50
3/23/2006                  $549.80               $320.75             $1,044.50
3/24/2006                  $560.13               $330.50             $1,048.50
3/27/2006                  $567.30               $339.75             $1,067.00
3/28/2006                  $563.60               $338.75             $1,070.50
3/29/2006                  $573.60               $336.00             $1,072.50
3/30/2006                  $588.65               $344.50             $1,090.50
3/31/2006                  $583.65               $333.00             $1,063.00
4/3/2006                   $587.85               $343.50             $1,076.50
4/4/2006                   $586.70               $339.50             $1,079.50
4/5/2006                   $588.50               $338.75             $1,071.00
4/6/2006                   $595.30               $355.50             $1,085.50
4/7/2006                   $588.85               $349.50             $1,065.50
4/10/2006                  $599.75               $356.50             $1,094.50
4/11/2006                  $593.41               $343.50             $1,083.50
4/12/2006                  $598.38               $345.50             $1,089.00
4/13/2006                  $596.47               $346.50             $1,078.50
4/14/2006                  $602.99               $337.50             $1,075.50
4/17/2006                  $613.47               $358.50             $1,101.75
4/18/2006                  $621.07               $365.50             $1,113.50
4/19/2006                  $640.20               $371.50             $1,120.00
4/20/2006                  $612.50               $348.75             $1,099.50
4/21/2006                  $633.97               $355.50             $1,128.00
4/24/2006                  $620.70               $356.50             $1,117.00
4/25/2006                  $630.30               $365.50             $1,133.50
4/26/2006                  $638.63               $365.75             $1,135.75
4/27/2006                  $633.63               $361.00             $1,138.00
4/28/2006                  $654.42               $373.50             $1,153.50
5/1/2006                   $655.10               $382.00             $1,168.50
5/2/2006                   $668.80               $382.50             $1,176.50
5/3/2006                   $667.00               $377.50             $1,179.50
5/4/2006                   $679.70               $377.50             $1,170.50
5/5/2006                   $683.80               $373.50             $1,182.50
5/8/2006                   $678.70               $373.50             $1,195.50
5/9/2006                   $700.90               $390.75             $1,235.50
5/10/2006                  $707.90               $386.50             $1,256.50
5/11/2006                  $714.30               $396.50             $1,295.50
5/12/2006                  $714.80               $389.50             $1,317.00
5/15/2006                  $677.40               $365.50             $1,282.00
5/16/2006                  $690.40               $375.50             $1,298.00
5/17/2006                  $687.10               $371.50             $1,309.50
5/18/2006                  $682.30               $369.50             $1,302.50
5/19/2006                  $657.60               $348.50             $1,306.00
5/22/2006                  $656.05               $340.50             $1,282.50
5/23/2006                  $666.50               $360.50             $1,317.00
5/24/2006                  $640.70               $346.50             $1,284.00
5/25/2006                  $650.90               $349.50             $1,292.50
5/26/2006                  $653.70               $350.50             $1,295.50
5/29/2006                  $647.77               $347.00             $1,287.50
5/30/2006                  $652.90               $355.50             $1,288.50
5/31/2006                  $645.20               $344.50             $1,245.50
6/1/2006                   $629.60               $337.50             $1,226.50
6/2/2006                   $638.20               $352.50             $1,244.50
6/5/2006                   $637.15               $358.50             $1,256.00
6/6/2006                   $630.65               $345.00             $1,232.50
6/7/2006                   $626.45               $338.00             $1,231.50
6/8/2006                   $613.25               $316.00             $1,193.00
6/9/2006                   $607.45               $322.00             $1,192.50
6/12/2006                  $604.25               $311.00             $1,167.50
6/13/2006                  $562.05               $272.50             $1,118.50
6/14/2006                  $559.75               $290.50             $1,139.50
6/15/2006                  $577.05               $300.50             $1,161.00
6/16/2006                  $581.15               $305.00             $1,143.50
6/19/2006                  $565.25               $292.00             $1,139.50
6/20/2006                  $575.85               $300.00             $1,168.50
6/21/2006                  $587.55               $312.00             $1,190.00
6/22/2006                  $580.65               $308.00             $1,177.50
6/23/2006                  $583.05               $306.00             $1,172.00
6/26/2006                  $585.25               $318.00             $1,182.50
6/27/2006                  $579.05               $311.00             $1,184.50
6/28/2006                  $580.15               $308.00             $1,183.00
6/29/2006                  $599.65               $314.00             $1,203.50
6/30/2006                  $615.85               $315.00             $1,227.50
7/3/2006                   $623.49               $325.50             $1,243.50
7/4/2006                   $620.24               $325.00             $1,235.00
7/5/2006                   $628.15               $323.00             $1,235.50
7/6/2006                   $633.03               $327.00             $1,235.50
7/7/2006                   $629.25               $321.00             $1,230.50
7/10/2006                  $624.15               $319.00             $1,219.50
7/11/2006                  $641.45               $325.00             $1,241.25
7/12/2006                  $651.53               $328.00             $1,255.00
7/13/2006                  $660.05               $329.00             $1,255.50
7/14/2006                  $664.15               $327.00             $1,253.25
7/17/2006                  $643.03               $317.00             $1,236.50
7/18/2006                  $633.05               $312.00             $1,220.50
7/19/2006                  $642.75               $313.00             $1,223.75
7/20/2006                  $628.15               $307.00             $1,215.50
7/21/2006                  $619.75               $308.00             $1,206.75
7/24/2006                  $615.25               $311.00             $1,197.50
7/25/2006                  $619.13               $311.00             $1,219.50
7/26/2006                  $624.75               $313.00             $1,221.50
7/27/2006                  $634.35               $316.50             $1,228.50
7/28/2006                  $634.75               $310.00             $1,222.50
7/31/2006                  $636.74               $313.00             $1,230.50

For illustrative purposes only; not representative of the Fund's portfolio composition or performance.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 7/31/06

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Long Life Gold Mines                                                       52.7%
Platinum & Palladium                                                       14.3%
Medium Life Gold Mines                                                     10.4%
Gold Exploration & Development                                             10.0%
Gold & Diversified Resources                                                7.6%
Mutual Funds                                                                0.9%
Short-Term Investments & Other Net Assets                                   4.1%

INVESTMENT STRATEGY

We believe that investing in gold and other precious metals offers an excellent opportunity for diversification in an attractive asset class over the long term. We like companies with multiple mines, attractive production profiles, strong reserve bases and active exploration programs that can drive future reserve and production growth. While the sector can be volatile, especially over the short term, precious metals, such as gold, can be attractive because they are a hard asset not tied to any particular country or financial system.

MANAGER'S DISCUSSION

Consolidation was a major theme in the precious metals industry during the year under review. Barrick Gold acquired Placer Dome in March to surpass Newmont Mining as the world's largest gold company. Gold Fields acquired Bolivar Gold, Glamis Gold bought Western Silver, and Yamana Gold merged with RNC Gold and Desert Sun Mining. In addition, Barrick launched a hostile bid for NovaGold Resources on July 24.

High metals prices contributed to strong equity gains. Many significant Fund holdings rose in value more than 100% during the period, including Oxiana, Agnico-Eagle Mines, Yamana Gold, Anglo Platinum, Glamis Gold and Impala Platinum Holdings. Oxiana and Agnico-Eagle benefited from strong byproduct credits that drove down their costs. 6 Shares of Yamana and Glamis rose in

5. Amounts shown are based on spot prices quoted in U.S. dollars per troy ounce.

6. Mining entities receive credits from other mineral byproduct revenues to offset their costs. This results in a lower cost than stated to produce their primary metals.


                                                               Annual Report | 5

TOP 10 HOLDINGS
7/31/06

--------------------------------------------------------------------------------
COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Barrick Gold Corp.                                                          8.8%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.,
ord. & ADR                                                                  6.9%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
Anglo Platinum Ltd., ord. & ADR                                             5.7%
 PLATINUM & PALLADIUM, SOUTH AFRICA
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., ord. & ADR                                          5.3%
 LONG LIFE GOLD MINES, SOUTH AFRICA
--------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                        4.8%
 LONG LIFE GOLD MINES, AUSTRALIA
--------------------------------------------------------------------------------
Glamis Gold Ltd.                                                            4.2%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                                3.9%
 LONG LIFE GOLD MINES, U.K.
--------------------------------------------------------------------------------
Goldcorp Inc.                                                               3.8%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.                                                     3.5%
 LONG LIFE GOLD MINES, CANADA
--------------------------------------------------------------------------------
Meridian Gold Inc.                                                          3.4%
 LONG LIFE GOLD MINES, U.S.
--------------------------------------------------------------------------------

value after the companies completed acquisitions. Anglo Platinum and Impala Platinum Holdings benefited from high platinum prices and a weaker South African rand.

Three of the Fund's holdings, Barrick Gold, Newcrest Mining and Compania de Minas Buenaventura, contributed to the Fund's absolute returns but underperformed the broader precious metals group and the Fund's benchmark, the FTSE Gold Mines Index. In early 2006, Barrick's stock declined amid a takeover attempt for Placer Dome and a disappointing output forecast, but rebounded to finish the reporting period up about 26%. Newcrest Mining struggled with the startup of their new Telfer mine in Western Australia. Buenaventura faced expectations of declining production and a more challenging political environment in Peru. Ivanhoe Mines declined in value during the period following an unexpected windfall-profits tax on minerals by the Mongolian government.

We purchased shares of several exploration and development companies in the past six months, as we sought to further position the Fund to benefit from new project developments in the current high commodity price environment. New Fund holdings included Sino Gold, Banro, NovaGold Resources, Apex Silver Mines, Great Basin Gold and GBS Gold International.

Thank you for your participation in Franklin Gold and Precious Metals Fund. We look forward to serving your future investment needs.

[PHOTO]      /s/ Stephen M. Land

             Stephen M. Land
             Portfolio Manager
             Franklin Gold and Precious Metals Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


6 | Annual Report

Performance Summary as of 7/31/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FKRCX)                                    CHANGE           7/31/06          7/31/05
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$12.86            $30.67           $17.81
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/05-7/31/06)
----------------------------------------------------------------------------------------------------
Dividend Income                          $0.1556
----------------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FAGPX)                                    CHANGE           7/31/06          7/31/05
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$12.38            $29.62           $17.24
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/05-7/31/06)
----------------------------------------------------------------------------------------------------
Dividend Income                          $0.0182
----------------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FRGOX)                                    CHANGE           7/31/06          7/31/05
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$12.50            $29.90           $17.40
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/05-7/31/06)
----------------------------------------------------------------------------------------------------
Dividend Income                          $0.0322
----------------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: FGADX)                              CHANGE           7/31/06          7/31/05
----------------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                     +$13.22            $31.50           $18.28
----------------------------------------------------------------------------------------------------
DISTRIBUTIONS (8/1/05-7/31/06)
----------------------------------------------------------------------------------------------------
Dividend Income                          $0.2001
----------------------------------------------------------------------------------------------------


                                                               Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-------------------------------------------------------------------------------------------------
CLASS A                                       1-YEAR             5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +73.36%           +263.05%            +143.68%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +63.36%            +27.90%              +8.67%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $16,336            $34,224             $22,973
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 4            +62.34%            +25.95%              +8.51%
-------------------------------------------------------------------------------------------------
CLASS B                                       1-YEAR             5-YEAR        INCEPTION (1/1/99)
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +71.95%           +249.93%            +301.54%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +67.95%            +28.32%             +20.13%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $16,795            $34,793             $40,154
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 4            +66.90%            +26.33%             +20.50%
-------------------------------------------------------------------------------------------------
CLASS C                                       1-YEAR             5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +72.04%           +250.17%            +126.87%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +71.04%            +28.49%              +8.54%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $17,104            $35,017             $22,687
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 4            +69.95%            +26.51%              +8.37%
-------------------------------------------------------------------------------------------------
ADVISOR CLASS 5                               1-YEAR             5-YEAR             10-YEAR
-------------------------------------------------------------------------------------------------
Cumulative Total Return 1                     +73.68%           +267.83%            +158.06%
-------------------------------------------------------------------------------------------------
Average Annual Total Return 2                 +73.68%            +29.76%              +9.94%
-------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3                $17,368            $36,783             $25,806
-------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (6/30/06) 4            +72.57%            +27.75%              +9.77%
-------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The indexes are unmanaged, differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (8/1/96-7/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                  FRANKLIN GOLD AND PRECIOUS      S&P 500             FTSE GOLD
DATE                METALS FUND - CLASS A          INDEX 6        MINES INDEX 6
--------------------------------------------------------------------------------
8/1/1996                    $9,427                $10,000              $10,000
8/31/1996                   $9,801                $10,211              $10,179
9/30/1996                   $9,215                $10,785               $9,279
10/31/1996                  $9,241                $11,083               $9,409
11/30/1996                  $9,170                $11,920               $9,396
12/31/1996                  $9,096                $11,684               $9,137
1/31/1997                   $8,691                $12,413               $8,510
2/28/1997                   $9,739                $12,511               $9,558
3/31/1997                   $8,671                $11,998               $8,202
4/30/1997                   $8,123                $12,713               $7,359
5/31/1997                   $8,541                $13,487               $7,866
6/30/1997                   $8,014                $14,091               $6,979
7/31/1997                   $7,876                $15,211               $7,086
8/31/1997                   $7,766                $14,360               $7,075
9/30/1997                   $8,117                $15,146               $7,642
10/31/1997                  $6,837                $14,640               $6,221
11/30/1997                  $5,707                $15,317               $4,899
12/31/1997                  $5,848                $15,580               $5,302
1/31/1998                   $6,173                $15,752               $5,601
2/28/1998                   $6,146                $16,888               $5,397
3/31/1998                   $6,513                $17,752               $5,738
4/30/1998                   $6,962                $17,931               $6,506
5/31/1998                   $6,000                $17,623               $5,447
6/30/1998                   $5,546                $18,338               $4,980
7/31/1998                   $5,212                $18,143               $4,513
8/31/1998                   $4,167                $15,523               $3,515
9/30/1998                   $5,825                $16,517               $5,516
10/31/1998                  $5,839                $17,860               $5,577
11/30/1998                  $5,727                $18,942               $5,287
12/31/1998                  $5,406                $20,032               $4,682
1/31/1999                   $5,392                $20,870               $4,671
2/28/1999                   $5,280                $20,221               $4,366
3/31/1999                   $5,378                $21,030               $4,354
4/30/1999                   $6,372                $21,845               $5,101
5/31/1999                   $5,560                $21,329               $4,150
6/30/1999                   $5,994                $22,512               $4,435
7/31/1999                   $5,812                $21,810               $4,232
8/31/1999                   $6,050                $21,702               $4,500
9/30/1999                   $7,142                $21,108               $5,659
10/31/1999                  $6,456                $22,443               $4,909
11/30/1999                  $6,561                $22,899               $4,690
12/31/1999                  $6,778                $24,247               $4,651
1/31/2000                   $6,314                $23,029               $4,105
2/29/2000                   $6,040                $22,594               $4,234
3/31/2000                   $5,864                $24,803               $3,917
4/30/2000                   $5,456                $24,057               $3,790
5/31/2000                   $5,646                $23,564               $3,904
6/30/2000                   $5,906                $24,145               $4,046
7/31/2000                   $5,555                $23,768               $3,651
8/31/2000                   $6,110                $25,244               $3,697
9/30/2000                   $5,674                $23,911               $3,500
10/31/2000                  $5,372                $23,810               $2,968
11/30/2000                  $5,724                $21,934               $3,130
12/31/2000                  $6,278                $22,042               $3,425
1/31/2001                   $6,399                $22,823               $3,344
2/28/2001                   $6,684                $20,744               $3,581
3/31/2001                   $5,872                $19,430               $3,229
4/30/2001                   $6,720                $20,939               $3,765
5/31/2001                   $7,240                $21,079               $3,894
6/30/2001                   $6,876                $20,567               $3,890
7/31/2001                   $6,328                $20,364               $3,798
8/31/2001                   $6,734                $19,090               $4,040
9/30/2001                   $6,606                $17,549               $4,407
10/31/2001                  $6,406                $17,884               $4,215
11/30/2001                  $6,484                $19,255               $4,046
12/31/2001                  $6,906                $19,424               $4,202
1/31/2002                   $7,440                $19,141               $4,803
2/28/2002                   $8,121                $18,772               $5,279
3/31/2002                   $8,780                $19,478               $5,821
4/30/2002                   $9,256                $18,297               $6,208
5/31/2002                  $10,318                $18,163               $7,113
6/30/2002                   $9,044                $16,870               $6,093
7/31/2002                   $7,528                $15,555               $5,155
8/31/2002                   $8,495                $15,657               $5,869
9/30/2002                   $8,509                $13,957               $5,900
10/31/2002                  $8,055                $15,184               $5,366
11/30/2002                  $8,085                $16,077               $5,229
12/31/2002                  $9,487                $15,133               $6,402
1/31/2003                   $9,598                $14,737               $6,374
2/28/2003                   $8,917                $14,516               $5,967
3/31/2003                   $8,377                $14,655               $5,597
4/30/2003                   $8,244                $15,863               $5,539
5/31/2003                   $9,465                $16,698               $6,172
6/30/2003                   $9,761                $16,911               $6,493
7/31/2003                  $10,160                $17,210               $6,728
8/31/2003                  $11,655                $17,545               $7,591
9/30/2003                  $11,922                $17,359               $7,647
10/31/2003                 $13,010                $18,340               $8,266
11/30/2003                 $14,504                $18,501               $9,149
12/31/2003                 $14,451                $19,471               $9,143
1/31/2004                  $13,045                $19,828               $7,998
2/29/2004                  $13,365                $20,104               $8,150
3/31/2004                  $14,153                $19,801               $8,840
4/30/2004                  $11,283                $19,490               $6,914
5/31/2004                  $12,287                $19,757               $7,619
6/30/2004                  $11,989                $20,141               $7,310
7/31/2004                  $11,855                $19,475               $7,332
8/31/2004                  $12,599                $19,553               $7,975
9/30/2004                  $13,581                $19,765               $8,560
10/31/2004                 $13,856                $20,066               $8,889
11/30/2004                 $14,488                $20,878               $9,167
12/31/2004                 $13,661                $21,588               $8,510
1/31/2005                  $12,894                $21,062               $7,883
2/28/2005                  $13,884                $21,505               $8,418
3/31/2005                  $13,259                $21,125               $8,014
4/30/2005                  $12,076                $20,724               $7,176
5/31/2005                  $12,262                $21,383               $7,254
6/30/2005                  $13,430                $21,414               $7,996
7/31/2005                  $13,251                $22,210               $7,726
8/31/2005                  $13,995                $22,007               $8,090
9/30/2005                  $16,555                $22,185               $9,746
10/31/2005                 $15,483                $21,815               $8,994
11/30/2005                 $17,091                $22,640               $9,807
12/31/2005                 $19,205                $22,648              $10,878
1/31/2006                  $22,838                $23,247              $12,870
2/28/2006                  $20,808                $23,310              $11,229
3/31/2006                  $22,726                $23,600              $11,769
4/30/2006                  $25,302                $23,917              $13,263
5/31/2006                  $22,808                $23,229              $12,177
6/30/2006                  $23,130                $23,260              $12,272
7/31/2006                  $22,973                $23,404              $12,013


AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS A                          7/31/06
----------------------------------------
1-Year                           +63.36%
----------------------------------------
5-Year                           +27.90%
----------------------------------------
10-Year                           +8.67%
----------------------------------------

CLASS B (1/1/99-7/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 FRANKLIN GOLD AND PRECIOUS       S&P 500             FTSE GOLD
DATE                METALS FUND - CLASS B          INDEX 6        MINES INDEX 6
--------------------------------------------------------------------------------
1/1/1999                   $10,000                $10,000              $10,000
1/31/1999                   $9,961                $10,418               $9,975
2/28/1999                   $9,754                $10,094               $9,325
3/31/1999                   $9,935                $10,498               $9,299
4/30/1999                  $11,762                $10,905              $10,894
5/31/1999                  $10,259                $10,647               $8,864
6/30/1999                  $11,049                $11,238               $9,471
7/31/1999                  $10,699                $10,887               $9,038
8/31/1999                  $11,140                $10,834               $9,610
9/30/1999                  $13,161                $10,537              $12,085
10/31/1999                 $11,878                $11,203              $10,484
11/30/1999                 $12,073                $11,431              $10,017
12/31/1999                 $12,452                $12,104               $9,934
1/31/2000                  $11,606                $11,496               $8,766
2/29/2000                  $11,099                $11,279               $9,043
3/31/2000                  $10,747                $12,381               $8,365
4/30/2000                  $10,006                $12,009               $8,093
5/31/2000                  $10,344                $11,763               $8,338
6/30/2000                  $10,812                $12,053               $8,641
7/31/2000                  $10,175                $11,865               $7,798
8/31/2000                  $11,177                $12,601               $7,895
9/30/2000                  $10,370                $11,936               $7,476
10/31/2000                  $9,810                $11,886               $6,338
11/30/2000                 $10,448                $10,949               $6,685
12/31/2000                 $11,436                $11,003               $7,315
1/31/2001                  $11,658                $11,393               $7,142
2/28/2001                  $12,169                $10,355               $7,649
3/31/2001                  $10,676                 $9,699               $6,896
4/30/2001                  $12,208                $10,453               $8,040
5/31/2001                  $13,165                $10,523               $8,316
6/30/2001                  $12,497                $10,267               $8,308
7/31/2001                  $11,475                $10,166               $8,110
8/31/2001                  $12,222                 $9,530               $8,629
9/30/2001                  $11,973                 $8,760               $9,412
10/31/2001                 $11,606                 $8,927               $9,002
11/30/2001                 $11,737                 $9,612               $8,641
12/31/2001                 $12,497                 $9,696               $8,974
1/31/2002                  $13,449                 $9,555              $10,257
2/28/2002                  $14,669                 $9,371              $11,274
3/31/2002                  $15,849                 $9,723              $12,431
4/30/2002                  $16,693                 $9,134              $13,258
5/31/2002                  $18,611                 $9,067              $15,192
6/30/2002                  $16,305                 $8,421              $13,011
7/31/2002                  $13,556                 $7,765              $11,008
8/31/2002                  $15,299                 $7,816              $12,534
9/30/2002                  $15,312                 $6,967              $12,601
10/31/2002                 $14,481                 $7,580              $11,460
11/30/2002                 $14,535                 $8,025              $11,167
12/31/2002                 $17,041                 $7,554              $13,673
1/31/2003                  $17,230                 $7,357              $13,612
2/28/2003                  $16,000                 $7,246              $12,743
3/31/2003                  $15,027                 $7,316              $11,954
4/30/2003                  $14,771                 $7,919              $11,828
5/31/2003                  $16,960                 $8,335              $13,182
6/30/2003                  $17,473                 $8,442              $13,866
7/31/2003                  $18,176                 $8,591              $14,369
8/31/2003                  $20,838                 $8,758              $16,212
9/30/2003                  $21,298                 $8,665              $16,331
10/31/2003                 $23,217                 $9,155              $17,654
11/30/2003                 $25,879                 $9,236              $19,539
12/31/2003                 $25,764                 $9,720              $19,526
1/31/2004                  $23,244                 $9,898              $17,080
2/29/2004                  $23,800                $10,036              $17,405
3/31/2004                  $25,195                 $9,884              $18,880
4/30/2004                  $20,061                 $9,729              $14,765
5/31/2004                  $21,835                 $9,863              $16,271
6/30/2004                  $21,294                $10,054              $15,612
7/31/2004                  $21,050                 $9,722              $15,659
8/31/2004                  $22,350                 $9,761              $17,033
9/30/2004                  $24,070                 $9,866              $18,282
10/31/2004                 $24,545                $10,017              $18,983
11/30/2004                 $25,642                $10,422              $19,577
12/31/2004                 $24,179                $10,777              $18,174
1/31/2005                  $22,811                $10,514              $16,835
2/28/2005                  $24,531                $10,735              $17,979
3/31/2005                  $23,420                $10,545              $17,114
4/30/2005                  $21,307                $10,345              $15,326
5/31/2005                  $21,632                $10,674              $15,492
6/30/2005                  $23,678                $10,690              $17,077
7/31/2005                  $23,353                $11,087              $16,501
8/31/2005                  $24,653                $10,986              $17,278
9/30/2005                  $29,136                $11,075              $20,813
10/31/2005                 $27,227                $10,890              $19,209
11/30/2005                 $30,030                $11,301              $20,944
12/31/2005                 $33,715                $11,306              $23,231
1/31/2006                  $40,087                $11,605              $27,485
2/28/2006                  $36,494                $11,636              $23,981
3/31/2006                  $39,829                $11,781              $25,135
4/30/2006                  $44,316                $11,939              $28,325
5/31/2006                  $39,924                $11,596              $26,006
6/30/2006                  $40,466                $11,611              $26,208
7/31/2006                  $40,154                $11,683              $25,657

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS B                          7/31/06
----------------------------------------
1-Year                           +67.95%
----------------------------------------
5-Year                           +28.32%
----------------------------------------
Since Inception (1/1/99)         +20.13%
----------------------------------------


                                                               Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

----------------------------------------
CLASS C                          7/31/06
----------------------------------------
1-Year                           +71.04%
----------------------------------------
5-Year                           +28.49%
----------------------------------------
10-Year                           +8.54%
----------------------------------------

CLASS C (8/1/96-7/31/06)

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 FRANKLIN GOLD AND PRECIOUS       S&P 500             FTSE GOLD
DATE               METALS FUND - CLASS C           INDEX 6        MINES INDEX 6
--------------------------------------------------------------------------------
8/1/1996                   $10,000                $10,000              $10,000
8/31/1996                  $10,390                $10,211              $10,179
9/30/1996                   $9,767                $10,785               $9,279
10/31/1996                  $9,788                $11,083               $9,409
11/30/1996                  $9,705                $11,920               $9,396
12/31/1996                  $9,622                $11,684               $9,137
1/31/1997                   $9,192                $12,413               $8,510
2/28/1997                  $10,285                $12,511               $9,558
3/31/1997                   $9,148                $11,998               $8,202
4/30/1997                   $8,565                $12,713               $7,359
5/31/1997                   $9,002                $13,487               $7,866
6/30/1997                   $8,434                $14,091               $6,979
7/31/1997                   $8,288                $15,211               $7,086
8/31/1997                   $8,164                $14,360               $7,075
9/30/1997                   $8,536                $15,146               $7,642
10/31/1997                  $7,165                $14,640               $6,221
11/30/1997                  $5,992                $15,317               $4,899
12/31/1997                  $6,130                $15,580               $5,302
1/31/1998                   $6,473                $15,752               $5,601
2/28/1998                   $6,444                $16,888               $5,397
3/31/1998                   $6,830                $17,752               $5,738
4/30/1998                   $7,304                $17,931               $6,506
5/31/1998                   $6,298                $17,623               $5,447
6/30/1998                   $5,815                $18,338               $4,980
7/31/1998                   $5,441                $18,143               $4,513
8/31/1998                   $4,350                $15,523               $3,515
9/30/1998                   $6,078                $16,517               $5,516
10/31/1998                  $6,093                $17,860               $5,577
11/30/1998                  $5,969                $18,942               $5,287
12/31/1998                  $5,636                $20,032               $4,682
1/31/1999                   $5,614                $20,870               $4,671
2/28/1999                   $5,497                $20,221               $4,366
3/31/1999                   $5,599                $21,030               $4,354
4/30/1999                   $6,633                $21,845               $5,101
5/31/1999                   $5,783                $21,329               $4,150
6/30/1999                   $6,230                $22,512               $4,435
7/31/1999                   $6,032                $21,810               $4,232
8/31/1999                   $6,281                $21,702               $4,500
9/30/1999                   $7,410                $21,108               $5,659
10/31/1999                  $6,691                $22,443               $4,909
11/30/1999                  $6,801                $22,899               $4,690
12/31/1999                  $7,015                $24,247               $4,651
1/31/2000                   $6,538                $23,029               $4,105
2/29/2000                   $6,252                $22,594               $4,234
3/31/2000                   $6,062                $24,803               $3,917
4/30/2000                   $5,637                $24,057               $3,790
5/31/2000                   $5,835                $23,564               $3,904
6/30/2000                   $6,098                $24,145               $4,046
7/31/2000                   $5,739                $23,768               $3,651
8/31/2000                   $6,304                $25,244               $3,697
9/30/2000                   $5,857                $23,911               $3,500
10/31/2000                  $5,534                $23,810               $2,968
11/30/2000                  $5,893                $21,934               $3,130
12/31/2000                  $6,457                $22,042               $3,425
1/31/2001                   $6,582                $22,823               $3,344
2/28/2001                   $6,869                $20,744               $3,581
3/31/2001                   $6,030                $19,430               $3,229
4/30/2001                   $6,899                $20,939               $3,765
5/31/2001                   $7,429                $21,079               $3,894
6/30/2001                   $7,053                $20,567               $3,890
7/31/2001                   $6,479                $20,364               $3,798
8/31/2001                   $6,899                $19,090               $4,040
9/30/2001                   $6,759                $17,549               $4,407
10/31/2001                  $6,553                $17,884               $4,215
11/30/2001                  $6,626                $19,255               $4,046
12/31/2001                  $7,050                $19,424               $4,202
1/31/2002                   $7,591                $19,141               $4,803
2/28/2002                   $8,283                $18,772               $5,279
3/31/2002                   $8,944                $19,478               $5,821
4/30/2002                   $9,425                $18,297               $6,208
5/31/2002                  $10,507                $18,163               $7,113
6/30/2002                   $9,199                $16,870               $6,093
7/31/2002                   $7,651                $15,555               $5,155
8/31/2002                   $8,636                $15,657               $5,869
9/30/2002                   $8,643                $13,957               $5,900
10/31/2002                  $8,177                $15,184               $5,366
11/30/2002                  $8,207                $16,077               $5,229
12/31/2002                  $9,623                $15,133               $6,402
1/31/2003                   $9,728                $14,737               $6,374
2/28/2003                   $9,033                $14,516               $5,967
3/31/2003                   $8,489                $14,655               $5,597
4/30/2003                   $8,345                $15,863               $5,539
5/31/2003                   $9,577                $16,698               $6,172
6/30/2003                   $9,872                $16,911               $6,493
7/31/2003                  $10,265                $17,210               $6,728
8/31/2003                  $11,769                $17,545               $7,591
9/30/2003                  $12,026                $17,359               $7,647
10/31/2003                 $13,107                $18,340               $8,266
11/30/2003                 $14,604                $18,501               $9,149
12/31/2003                 $14,543                $19,471               $9,143
1/31/2004                  $13,119                $19,828               $7,998
2/29/2004                  $13,437                $20,104               $8,150
3/31/2004                  $14,217                $19,801               $8,840
4/30/2004                  $11,324                $19,490               $6,914
5/31/2004                  $12,331                $19,757               $7,619
6/30/2004                  $12,021                $20,141               $7,310
7/31/2004                  $11,884                $19,475               $7,332
8/31/2004                  $12,619                $19,553               $7,975
9/30/2004                  $13,596                $19,765               $8,560
10/31/2004                 $13,854                $20,066               $8,889
11/30/2004                 $14,482                $20,878               $9,167
12/31/2004                 $13,649                $21,588               $8,510
1/31/2005                  $12,877                $21,062               $7,883
2/28/2005                  $13,854                $21,505               $8,418
3/31/2005                  $13,225                $21,125               $8,014
4/30/2005                  $12,028                $20,724               $7,176
5/31/2005                  $12,210                $21,383               $7,254
6/30/2005                  $13,369                $21,414               $7,996
7/31/2005                  $13,187                $22,210               $7,726
8/31/2005                  $13,914                $22,007               $8,090
9/30/2005                  $16,444                $22,185               $9,746
10/31/2005                 $15,376                $21,815               $8,994
11/30/2005                 $16,959                $22,640               $9,807
12/31/2005                 $19,039                $22,648              $10,878
1/31/2006                  $22,642                $23,247              $12,870
2/28/2006                  $20,609                $23,310              $11,229
3/31/2006                  $22,498                $23,600              $11,769
4/30/2006                  $25,031                $23,917              $13,263
5/31/2006                  $22,551                $23,229              $12,177
6/30/2006                  $22,854                $23,260              $12,272
7/31/2006                  $22,687                $23,404              $12,013


AVERAGE ANNUAL TOTAL RETURN

---------------------------------------
ADVISOR CLASS 5                 7/31/06
---------------------------------------
1-Year                          +73.68%
---------------------------------------
5-Year                          +29.76%
---------------------------------------
10-Year                          +9.94%
---------------------------------------

ADVISOR CLASS (8/1/96-7/31/06) 5

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                 FRANKLIN GOLD AND PRECIOUS       S&P 500             FTSE GOLD
DATE             METALS FUND - CLASS ADVISOR       INDEX 6       MINES INDEX 6
--------------------------------------------------------------------------------
8/1/1996                   $10,000                $10,000              $10,000
8/31/1996                  $10,396                $10,211              $10,179
9/30/1996                   $9,775                $10,785               $9,279
10/31/1996                  $9,802                $11,083               $9,409
11/30/1996                  $9,727                $11,920               $9,396
12/31/1996                  $9,648                $11,684               $9,137
1/31/1997                   $9,339                $12,413               $8,510
2/28/1997                  $10,464                $12,511               $9,558
3/31/1997                   $9,317                $11,998               $8,202
4/30/1997                   $8,729                $12,713               $7,359
5/31/1997                   $9,184                $13,487               $7,866
6/30/1997                   $8,608                $14,091               $6,979
7/31/1997                   $8,467                $15,211               $7,086
8/31/1997                   $8,348                $14,360               $7,075
9/30/1997                   $8,734                $15,146               $7,642
10/31/1997                  $7,341                $14,640               $6,221
11/30/1997                  $6,149                $15,317               $4,899
12/31/1997                  $6,295                $15,580               $5,302
1/31/1998                   $6,653                $15,752               $5,601
2/28/1998                   $6,631                $16,888               $5,397
3/31/1998                   $7,025                $17,752               $5,738
4/30/1998                   $7,518                $17,931               $6,506
5/31/1998                   $6,489                $17,623               $5,447
6/30/1998                   $5,997                $18,338               $4,980
7/31/1998                   $5,719                $18,143               $4,513
8/31/1998                   $4,577                $15,523               $3,515
9/30/1998                   $6,403                $16,517               $5,516
10/31/1998                  $6,425                $17,860               $5,577
11/30/1998                  $6,298                $18,942               $5,287
12/31/1998                  $5,954                $20,032               $4,682
1/31/1999                   $5,938                $20,870               $4,671
2/28/1999                   $5,817                $20,221               $4,366
3/31/1999                   $5,930                $21,030               $4,354
4/30/1999                   $7,027                $21,845               $5,101
5/31/1999                   $6,135                $21,329               $4,150
6/30/1999                   $6,619                $22,512               $4,435
7/31/1999                   $6,422                $21,810               $4,232
8/31/1999                   $6,694                $21,702               $4,500
9/30/1999                   $7,905                $21,108               $5,659
10/31/1999                  $7,141                $22,443               $4,909
11/30/1999                  $7,269                $22,899               $4,690
12/31/1999                  $7,498                $24,247               $4,651
1/31/2000                   $6,989                $23,029               $4,105
2/29/2000                   $6,684                $22,594               $4,234
3/31/2000                   $6,487                $24,803               $3,917
4/30/2000                   $6,038                $24,057               $3,790
5/31/2000                   $6,251                $23,564               $3,904
6/30/2000                   $6,540                $24,145               $4,046
7/31/2000                   $6,152                $23,768               $3,651
8/31/2000                   $6,768                $25,244               $3,697
9/30/2000                   $6,289                $23,911               $3,500
10/31/2000                  $5,955                $23,810               $2,968
11/30/2000                  $6,342                $21,934               $3,130
12/31/2000                  $6,954                $22,042               $3,425
1/31/2001                   $7,093                $22,823               $3,344
2/28/2001                   $7,410                $20,744               $3,581
3/31/2001                   $6,506                $19,430               $3,229
4/30/2001                   $7,449                $20,939               $3,765
5/31/2001                   $8,036                $21,079               $3,894
6/30/2001                   $7,634                $20,567               $3,890
7/31/2001                   $7,015                $20,364               $3,798
8/31/2001                   $7,472                $19,090               $4,040
9/30/2001                   $7,332                $17,549               $4,407
10/31/2001                  $7,117                $17,884               $4,215
11/30/2001                  $7,202                $19,255               $4,046
12/31/2001                  $7,667                $19,424               $4,202
1/31/2002                   $8,264                $19,141               $4,803
2/28/2002                   $9,019                $18,772               $5,279
3/31/2002                   $9,751                $19,478               $5,821
4/30/2002                  $10,285                $18,297               $6,208
5/31/2002                  $11,470                $18,163               $7,113
6/30/2002                  $10,062                $16,870               $6,093
7/31/2002                   $8,376                $15,555               $5,155
8/31/2002                   $9,450                $15,657               $5,869
9/30/2002                   $9,473                $13,957               $5,900
10/31/2002                  $8,964                $15,184               $5,366
11/30/2002                  $9,003                $16,077               $5,229
12/31/2002                 $10,565                $15,133               $6,402
1/31/2003                  $10,694                $14,737               $6,374
2/28/2003                   $9,929                $14,516               $5,967
3/31/2003                   $9,341                $14,655               $5,597
4/30/2003                   $9,188                $15,863               $5,539
5/31/2003                  $10,557                $16,698               $6,172
6/30/2003                  $10,887                $16,911               $6,493
7/31/2003                  $11,338                $17,210               $6,728
8/31/2003                  $13,005                $17,545               $7,591
9/30/2003                  $13,303                $17,359               $7,647
10/31/2003                 $14,520                $18,340               $8,266
11/30/2003                 $16,186                $18,501               $9,149
12/31/2003                 $16,133                $19,471               $9,143
1/31/2004                  $14,569                $19,828               $7,998
2/29/2004                  $14,925                $20,104               $8,150
3/31/2004                  $15,816                $19,801               $8,840
4/30/2004                  $12,599                $19,490               $6,914
5/31/2004                  $13,734                $19,757               $7,619
6/30/2004                  $13,402                $20,141               $7,310
7/31/2004                  $13,256                $19,475               $7,332
8/31/2004                  $14,090                $19,553               $7,975
9/30/2004                  $15,193                $19,765               $8,560
10/31/2004                 $15,500                $20,066               $8,889
11/30/2004                 $16,206                $20,878               $9,167
12/31/2004                 $15,289                $21,588               $8,510
1/31/2005                  $14,437                $21,062               $7,883
2/28/2005                  $15,541                $21,505               $8,418
3/31/2005                  $14,851                $21,125               $8,014
4/30/2005                  $13,519                $20,724               $7,176
5/31/2005                  $13,737                $21,383               $7,254
6/30/2005                  $15,054                $21,414               $7,996
7/31/2005                  $14,859                $22,210               $7,726
8/31/2005                  $15,696                $22,007               $8,090
9/30/2005                  $18,563                $22,185               $9,746
10/31/2005                 $17,361                $21,815               $8,994
11/30/2005                 $19,164                $22,640               $9,807
12/31/2005                 $21,537                $22,648              $10,878
1/31/2006                  $25,625                $23,247              $12,870
2/28/2006                  $23,348                $23,310              $11,229
3/31/2006                  $25,503                $23,600              $11,769
4/30/2006                  $28,394                $23,917              $13,263
5/31/2006                  $25,601                $23,229              $12,177
6/30/2006                  $25,977                $23,260              $12,272
7/31/2006                  $25,806                $23,404              $12,013


10 | Annual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED FUND CONCENTRATING IN THE PRECIOUS METALS SECTOR INVOLVES SPECIAL RISKS, INCLUDING THOSE RELATED TO FLUCTUATIONS IN THE PRICE OF GOLD AND OTHER PRECIOUS METALS AND INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC AND REGULATORY DEVELOPMENTS AFFECTING THE SECTOR. IN ADDITION, THE FUND IS SUBJECT TO THE RISKS OF CURRENCY FLUCTUATION AND POLITICAL UNCERTAINTY ASSOCIATED WITH FOREIGN INVESTING. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR     Shares are available to certain eligible investors as described in
CLASS:      the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +167.47% and +10.81%.

6. Sources: Standard & Poor's Micropal; Financial Times. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 includes reinvested dividends and is one of the most widely used benchmarks of U.S. equity performance. The FTSE Gold Mines Index is an unweighted index that tracks the daily performance of gold mining companies in South Africa, Australia and North America. This is a price-only index and does not include dividends.


                                                              Annual Report | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


12 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------------------
                                                BEGINNING ACCOUNT          ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                           VALUE 2/1/06             VALUE 7/31/06      PERIOD* 2/1/06-7/31/06
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                  $1,005.90                 $4.53
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                  $1,020.28                 $4.56
---------------------------------------------------------------------------------------------------------------------
CLASS B
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                  $1,001.70                 $8.29
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                  $1,016.51                 $8.35
---------------------------------------------------------------------------------------------------------------------
CLASS C
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                  $1,002.00                 $8.29
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                  $1,016.51                 $8.35
---------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
---------------------------------------------------------------------------------------------------------------------
Actual                                               $1,000                  $1,007.00                 $3.28
---------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)             $1,000                  $1,021.52                 $3.31
---------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 0.91%; B:
1.67%; C: 1.67%; and Advisor: 0.66%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                              Annual Report | 13

Franklin Gold and Precious Metals Fund

FINANCIAL HIGHLIGHTS

                                                        ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
CLASS A                                                    2006           2005           2004           2003         2002
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $  17.81       $  15.94       $  13.74       $  10.28     $   8.88
                                                        ------------------------------------------------------------------
Income from investment operations a:

 Net investment income b ............................       0.15           0.04           0.05           0.13         0.13

 Net realized and unrealized gains (losses) .........      12.87           1.84           2.25           3.44         1.52
                                                        ------------------------------------------------------------------
Total from investment operations ....................      13.02           1.88           2.30           3.57         1.65
                                                        ------------------------------------------------------------------
Less distributions from net investment income .......      (0.16)         (0.01)         (0.10)         (0.11)       (0.25)
                                                        ------------------------------------------------------------------
Redemption fees .....................................         -- d           -- d           -- d           --           --
                                                        ------------------------------------------------------------------
Net asset value, end of year ........................   $  30.67       $  17.81       $  15.94       $  13.74     $  10.28
                                                        ==================================================================

Total return c ......................................      73.36%         11.78%         16.68%         34.97%       18.97%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $885,176       $439,628       $394,292       $306,283     $200,627

Ratios to average net assets:

 Expenses ...........................................       0.92% e        0.96% e        0.96% e        1.09%        1.13%

 Net investment income ..............................       0.57%          0.21%          0.26%          1.05%        1.18%

Portfolio turnover rate .............................      10.96%         11.33%          8.11%          6.59%       12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01.

e Benefit of expense reduction rounds to less than 0.01%.


14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

                                                        -------------------------------------------------------------
                                                                              YEAR ENDED JULY 31,
CLASS B                                                   2006          2005          2004          2003        2002
                                                        -------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $ 17.24       $ 15.54       $ 13.46       $ 10.11     $  8.76
                                                        -------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .....................     (0.04)        (0.09)        (0.08)         0.02        0.01

 Net realized and unrealized gains (losses) .........     12.44          1.79          2.21          3.41        1.55
                                                        -------------------------------------------------------------
Total from investment operations ....................     12.40          1.70          2.13          3.43        1.56
                                                        -------------------------------------------------------------
Less distributions from net investment income .......     (0.02)           --         (0.05)        (0.08)      (0.21)
                                                        -------------------------------------------------------------
Redemption fees .....................................        -- d          -- d          -- d          --          --
                                                        -------------------------------------------------------------
Net asset value, end of year ........................   $ 29.62       $ 17.24       $ 15.54       $ 13.46     $ 10.11
                                                        =============================================================

Total return c ......................................     71.95%        10.94%        15.81%        34.08%      18.14%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $60,423       $41,270       $37,738       $26,278     $10,964

Ratios to average net assets:

 Expenses ...........................................      1.67% e       1.70% e       1.71% e       1.85%       1.89%

 Net investment income (loss) .......................     (0.19)%       (0.53)%       (0.49)%        0.29%       0.12%

Portfolio turnover rate .............................     10.96%        11.33%         8.11%         6.59%      12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01.

e Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 15

Franklin Gold and Precious Metals Fund

                                                        ------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
CLASS C                                                    2006           2005           2004           2003         2002
                                                        ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $  17.40       $  15.69       $  13.59       $  10.18     $   8.80
                                                        ------------------------------------------------------------------
Income from investment operations a:

 Net investment income (loss) b .....................      (0.05)         (0.09)         (0.09)          0.04         0.04

 Net realized and unrealized gains (losses) .........      12.58           1.80           2.23           3.43         1.53
                                                        ------------------------------------------------------------------
Total from investment operations ....................      12.53           1.71           2.14           3.47         1.57
                                                        ------------------------------------------------------------------
Less distributions from net investment income .......      (0.03)            --          (0.04)         (0.06)       (0.19)
                                                        ------------------------------------------------------------------
Redemption fees .....................................         -- d           -- d           -- d           --           --
                                                        ------------------------------------------------------------------
Net asset value, end of year ........................   $  29.90       $  17.40       $  15.69       $  13.59     $  10.18
                                                        ==================================================================

Total return c ......................................      72.04%         10.96%         15.77%         34.16%       18.09%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $217,371       $114,315       $101,962       $ 65,729     $ 38,219

Ratios to average net assets:

 Expenses ...........................................       1.67% e        1.71% e        1.71% e        1.82%        1.88%

 Net investment income (loss) .......................      (0.19)%        (0.54)%        (0.49)%         0.32%        0.35%

Portfolio turnover rate .............................      10.96%         11.33%          8.11%          6.59%       12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

d Amount rounds to less than $0.01.

e Benefit of expense reduction rounds to less than 0.01%.


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

                                                        ----------------------------------------------------------------
                                                                                YEAR ENDED JULY 31,
ADVISOR CLASS                                             2006           2005           2004           2003        2002
                                                        ----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..................   $ 18.28        $ 16.36        $ 14.08        $ 10.53     $  9.09
                                                        ----------------------------------------------------------------
Income from investment operations a:

 Net investment income b ............................      0.22           0.08           0.08           0.09        0.15

 Net realized and unrealized gains (losses) .........     13.20           1.89           2.33           3.60        1.56
                                                        ----------------------------------------------------------------
Total from investment operations ....................     13.42           1.97           2.41           3.69        1.71
                                                        ----------------------------------------------------------------
Less distributions from net investment income .......     (0.20)         (0.05)         (0.13)         (0.14)      (0.27)
                                                        ----------------------------------------------------------------
Redemption fees .....................................        -- c           -- c           -- c           --          --
                                                        ----------------------------------------------------------------
Net asset value, end of year ........................   $ 31.50        $ 18.28        $ 16.36        $ 14.08     $ 10.53
                                                        ================================================================

Total return ........................................     73.68%         12.09%         16.91%         35.38%      19.38%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .....................   $60,213        $34,519        $35,351        $21,223     $ 5,573

Ratios to average net assets:

 Expenses ...........................................      0.67% d        0.71% d        0.71% d        0.85%       0.90%

 Net investment income ..............................      0.82%          0.46%          0.51%          1.29%       1.29%

Portfolio turnover rate .............................     10.96%         11.33%          8.11%          6.59%      12.77%

a The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

b Based on average daily shares outstanding.

c Amount rounds to less than 0.01%.

d Benefit of expense reduction rounds to less than 0.01%.


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 17

Franklin Gold and Precious Metals Fund

STATEMENT OF INVESTMENTS, JULY 31, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY        SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 95.9%
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS 95.9%
    GOLD AND DIVERSIFIED RESOURCES 7.6%
    Anglo American PLC .....................................................      South Africa           256,100     $   10,692,697
    Anglo American PLC, ADR ................................................      South Africa           570,958         12,024,376
    Freeport-McMoRan Copper & Gold Inc., B .................................     United States           699,211         38,148,952
  a Mvelaphanda Resources Ltd. .............................................      South Africa         2,250,000         11,371,490
    Oxiana Ltd. ............................................................       Australia           8,882,655         20,764,738
                                                                                                                     --------------
                                                                                                                         93,002,253
                                                                                                                     --------------
    GOLD EXPLORATION AND DEVELOPMENT 10.0%
  a Apex Silver Mines Ltd. .................................................        Bolivia              200,000          2,922,000
  a Aurizon Mines Ltd. .....................................................         Canada            1,800,000          4,502,784
  a Ballarat Goldfields NL .................................................       Australia          33,000,000          6,829,069
  a Banro Corp. ............................................................         Canada              350,000          3,418,633
  a Bendigo Mining Ltd. ....................................................       Australia          11,648,795         14,240,509
  a European Minerals Corp. ................................................         Canada            1,050,000            928,136
a,b European Minerals Corp., 144A ..........................................         Canada           10,600,000          9,369,752
a,b European Minerals Corp., wts., 144A, 4/11/10 ...........................         Canada            5,300,000          2,201,892
  a Gammon Lake Resources Inc. .............................................         Canada            1,512,100         21,011,413
a,b GBS Gold International Inc., 144A ......................................         Canada            2,000,000          3,164,501
  a Great Basin Gold Ltd. ..................................................         Canada            1,600,000          2,616,459
  a International Minerals Corp. ...........................................         Canada              700,000          3,081,411
  a International Minerals Corp., wts., 5/19/08 ............................         Canada              350,000            264,519
  a Ivanhoe Mines Ltd. .....................................................         Canada              810,000          4,797,136
a,b Ivanhoe Mines Ltd., 144A ...............................................         Canada              918,600          5,440,308
a,b Jinshan Gold Mines Inc., 144A ..........................................         Canada            3,730,000          3,824,626
a,c Jinshan Gold Mines Inc., wts., 6/06/07 .................................         Canada            1,865,000            758,331
  a Metallica Resources Inc. ...............................................         Canada              500,000          1,551,313
a,b Metallica Resources Inc., 144A .........................................         Canada              988,998          3,068,490
  a Metallica Resources Inc., wts., 12/11/08 ...............................         Canada              494,499            590,094
  a Miramar Mining Corp. ...................................................         Canada            1,330,000          4,890,657
  a Nevsun Resources Ltd. ..................................................         Canada              877,000          2,658,985
  a NovaGold Resources Inc. ................................................         Canada              450,000          7,515,000
  a Pan Australian Resources Ltd. ..........................................       Australia          25,600,000          5,984,441
a,b Pan Australian Resources Ltd., 144A ....................................       Australia           5,000,000          1,168,836
  a Shore Gold Inc. ........................................................         Canada              375,000          1,604,349
  a Sino Gold Ltd. .........................................................       Australia           1,100,000          4,131,165
                                                                                                                     --------------
                                                                                                                        122,534,809
                                                                                                                     --------------
    LONG LIFE GOLD MINES 52.7%
    Agnico-Eagle Mines Ltd. ................................................         Canada            1,200,000         42,948,000
  a Alamos Gold Inc. .......................................................         Canada              696,400          5,724,848
a,b Alamos Gold Inc., 144A .................................................         Canada              400,000          3,288,252
    AngloGold Ashanti Ltd. .................................................      South Africa            62,530          2,986,944
    AngloGold Ashanti Ltd., ADR ............................................      South Africa         1,271,327         61,773,779
    Barrick Gold Corp. .....................................................         Canada            3,506,283        107,993,516
  a Centerra Gold Inc. .....................................................         Canada              350,000          3,016,441
a,b Centerra Gold Inc., 144A ...............................................         Canada            1,384,800         11,934,765
    Compania de Minas Buenaventura SA ......................................          Peru               100,593          2,908,676
    Compania de Minas Buenaventura SA, ADR .................................          Peru             1,288,986         37,522,383


18 | Annual Report

Franklin Gold and Precious Metals Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                    COUNTRY        SHARES/WARRANTS        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS, WARRANTS AND MUTUAL FUNDS (CONTINUED)
    LONG LIFE GOLD MINES (CONTINUED)
  a Glamis Gold Ltd. .......................................................         Canada            1,398,500     $   51,478,785
    Gold Fields Ltd. .......................................................      South Africa           504,999         10,406,106
    Gold Fields Ltd., ADR ..................................................      South Africa           854,528         17,816,909
    Goldcorp Inc. ..........................................................         Canada            1,290,625         37,761,591
    Goldcorp Inc. (USD Traded) .............................................         Canada              287,500          8,415,125
  a Goldcorp Inc., wts., 6/09/11 ...........................................         Canada                9,125            137,121
  a Harmony Gold Mining Co. Ltd. ...........................................      South Africa         1,443,000         20,465,875
  a Harmony Gold Mining Co. Ltd., ADR ......................................      South Africa           600,000          8,580,000
  a Highland Gold Mining Ltd. ..............................................     United Kingdom          524,000          1,771,781
  a Lihir Gold Ltd. ........................................................    Papua New Guinea       8,566,841         18,187,973
a,b Lihir Gold Ltd., ADR, 144A .............................................    Papua New Guinea          50,000          2,157,500
    Meridian Gold Inc. .....................................................      United States        1,006,500         27,195,630
    Meridian Gold Inc. (CAD Traded) ........................................      United States          513,760         13,855,580
    Newcrest Mining Ltd. ...................................................        Australia          4,000,828         58,752,885
    Newmont Mining Corp. ...................................................      United States          720,714         36,922,178
  a Randgold Resources Ltd., ADR ...........................................     United Kingdom        2,127,600         47,296,548
  a Western Areas Ltd. .....................................................      South Africa           522,691          3,311,505
  a Western Areas Ltd., ADR ................................................      South Africa            26,430            167,447
                                                                                                                     --------------
                                                                                                                        644,778,143
                                                                                                                     --------------
    MEDIUM LIFE GOLD MINES 10.4%
  a Cambior Inc. ...........................................................         Canada            2,130,000          6,250,862
  a Eldorado Gold Corp. ....................................................         Canada            2,145,000         10,124,901
  a Golden Star Resources Ltd. .............................................         Canada              750,000          2,360,117
    IAMGOLD Corp. ..........................................................         Canada              387,400          3,605,871
    Kingsgate Consolidated Ltd. ............................................        Australia          1,855,148          6,384,233
  a Kinross Gold Corp. .....................................................         Canada            3,513,012         40,430,846
  a Northgate Minerals Corp. ...............................................         Canada            1,150,000          4,320,251
  a Queenstake Resources Ltd. ..............................................         Canada            7,500,000          2,519,226
  a Rio Narcea Gold Mines Ltd. .............................................         Canada            2,500,000          4,706,974
  a SEMAFO Inc. ............................................................         Canada            3,500,000          6,404,137
a,c SEMAFO Inc., wts., 144A, 12/18/06 ......................................         Canada            1,225,000            753,646
  a Yamana Gold Inc. .......................................................         Canada            1,530,940         15,548,926
a,b Yamana Gold Inc., 144A .................................................         Canada            2,300,000         23,359,852
                                                                                                                     --------------
                                                                                                                        126,769,842
                                                                                                                     --------------
    MUTUAL FUNDS 0.9%
    Central Fund of Canada Ltd., A .........................................         Canada            1,255,000         10,943,600
                                                                                                                     --------------
    PLATINUM & PALLADIUM 14.3%
    Anglo Platinum Ltd. ....................................................      South Africa           110,000         11,245,501
    Anglo Platinum Ltd., ADR ...............................................      South Africa           571,138         58,388,478
    Impala Platinum Holdings Ltd. ..........................................      South Africa           263,000         48,472,282
    Impala Platinum Holdings Ltd., ADR .....................................      South Africa           771,200         35,534,053
    Lonmin PLC .............................................................     United Kingdom          350,000         19,118,137
  a Stillwater Mining Co. ..................................................      United States          253,246          2,952,848
                                                                                                                     --------------
                                                                                                                        175,711,299
                                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $592,173,292)                                                                   1,173,739,946
                                                                                                                     --------------


                                                              Annual Report | 19

Franklin Gold and Precious Metals Fund

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     COUNTRY            SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $46,232,996) 3.8%
  MONEY MARKET FUND 3.8%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 5.00% .....      United States       46,232,996     $   46,232,996
                                                                                                                     --------------
  TOTAL INVESTMENTS (COST $638,406,288) 99.7% ..............................                                          1,219,972,942
  OTHER ASSETS, LESS LIABILITIES 0.3% ......................................                                              3,210,575
                                                                                                                     --------------
  NET ASSETS 100.0% ........................................................                                         $1,223,183,517
                                                                                                                     ==============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
USD - United States Dollar

SELECTED PORTFOLIO ABBREVIATION

ADR - American Depository Receipt

a Non-income producing for the twelve months ended July 31,2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At July 31, 2006, the aggregate value of these securities was $68,978,774, representing 5.64% of net assets.

c See Note 8 regarding restricted securities.

d See Note 9 regarding investments in Franklin Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


20 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2006

Assets:
 Investments in securities:
  Cost - Unaffiliated issuers
                                                                 $  592,173,292
  Cost - Sweep Money Fund (Note 9) ...........................       46,232,996
                                                                 --------------
  Total cost of investments ..................................   $  638,406,288
                                                                 ==============
  Value - Unaffiliated issuers ...............................   $1,173,739,946
  Value - Sweep Money Fund (Note 9) ..........................       46,232,996
                                                                 --------------
  Total value of investments .................................    1,219,972,942
 Foreign currency, at value (cost $1,169,712) ................        1,271,467
 Receivables:
  Capital shares sold ........................................        7,966,833
  Dividends ..................................................          371,527
  Other receivable (Note 10) .................................            6,212
                                                                 --------------
     Total assets ............................................   $1,229,588,981
                                                                 --------------
Liabilities:
 Payables:
  Investment securities purchased ............................   $    2,354,960
  Capital shares redeemed ....................................        2,910,482
  Affiliates .................................................          994,403
 Accrued expenses and other liabilities ......................          145,619
                                                                 --------------
     Total liabilities .......................................        6,405,464
                                                                 --------------
        Net assets, at value .................................   $1,223,183,517
                                                                 ==============
Net assets consist of:
 Paid-in capital .............................................   $  608,787,769
 Distributions in excess of net investment income ............          (54,761)
 Net unrealized appreciation (depreciation) ..................      581,668,925
 Accumulated net realized gain (loss) ........................       32,781,584
                                                                 --------------
        Net assets, at value .................................   $1,223,183,517
                                                                 ==============


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 21

Franklin Gold and Precious Metals Fund

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
July 31, 2006

CLASS A:
Net assets, at value ........................................................   $885,176,431
                                                                                ============
Shares outstanding ..........................................................     28,861,684
                                                                                ============
Net asset value per share a .................................................   $      30.67
                                                                                ============
Maximum offering price per share (net asset value per share / 94.25%) .......   $      32.54
                                                                                ============
CLASS B:
Net assets, at value ........................................................   $ 60,423,214
                                                                                ============
Shares outstanding ..........................................................      2,039,661
                                                                                ============
Net asset value and maximum offering price per share a ......................   $      29.62
                                                                                ============
CLASS C:
Net assets, at value ........................................................   $217,370,797
                                                                                ============
Shares outstanding ..........................................................      7,268,759
                                                                                ============
Net asset value and maximum offering price per share a ......................   $      29.90
                                                                                ============
ADVISOR CLASS:
Net assets, at value ........................................................   $ 60,213,075
                                                                                ============
Shares outstanding ..........................................................      1,911,823
                                                                                ============
Net asset value and maximum offering price per share a ......................   $      31.50
                                                                                ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


22 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2006

Investment income:
 Dividends (net of foreign taxes of $183,421)
  Unaffiliated issuers .............................................................   $ 13,114,474
  Sweep Money Fund (Note 9) ........................................................      1,148,275
 Interest ..........................................................................         19,503
 Other income (Note 10) ............................................................          6,212
                                                                                       ------------
        Total investment income ....................................................     14,288,464
                                                                                       ------------
Expenses:
 Management fees (Note 3a) .........................................................      4,642,324
 Distribution fees (Note 3c)
  Class A ..........................................................................      1,704,729
  Class B ..........................................................................        567,158
  Class C ..........................................................................      1,824,319
 Transfer agent fees (Note 3e) .....................................................      1,324,860
 Custodian fees (Note 4) ...........................................................        120,109
 Reports to shareholders ...........................................................        113,245
 Registration and filing fees ......................................................        129,806
 Professional fees .................................................................         43,150
 Trustees' fees and expenses .......................................................         26,801
 Other .............................................................................         20,192
                                                                                       ------------
        Total expenses .............................................................     10,516,693
        Expense reductions (Note 4) ................................................           (150)
                                                                                       ------------
           Net expenses ............................................................     10,516,543
                                                                                       ------------
            Net investment income ..................................................      3,771,921
                                                                                       ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ......................................................................     48,790,315
  Foreign currency transactions ....................................................       (391,285)
                                                                                       ------------
        Net realized gain (loss) ...................................................     48,399,030
                                                                                       ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ......................................................................    402,885,625
      Translation of assets and liabilities denominated in foreign currencies ......        102,271
                                                                                       ------------
                Net change in unrealized appreciation (depreciation) ...............    402,987,896
                                                                                       ------------
Net realized and unrealized gain (loss) ............................................    451,386,926
                                                                                       ------------
Net increase (decrease) in net assets resulting from operations ....................   $455,158,847
                                                                                       ============


                                                              Annual Report |
 The accompanying notes are an integral part of these financial statements. | 23

Franklin Gold and Precious Metals Fund

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             --------------------------------
                                                                                                    YEAR ENDED JULY 31,
                                                                                                  2006              2005
                                                                                             --------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..................................................................   $    3,771,921    $      270,035
  Net realized gain (loss) from investments and foreign currency transactions ............       48,399,030        16,486,556
  Net change in unrealized appreciation (depreciation) on investments
     and translation of assets and liabilities denominated in foreign currencies .........      402,987,896        51,129,638
                                                                                             --------------------------------
        Net increase (decrease) in net assets resulting from operations ..................      455,158,847        67,886,229
                                                                                             --------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ..............................................................................       (3,754,217)         (196,281)
    Class B ..............................................................................          (41,971)               --
    Class C ..............................................................................         (219,065)               --
    Advisor Class ........................................................................         (348,876)         (115,006)
                                                                                             --------------------------------
 Total distributions to shareholders .....................................................       (4,364,129)         (311,287)
                                                                                             --------------------------------
 Capital share transactions: (Note 2)
    Class A ..............................................................................      131,599,625        (3,154,226)
    Class B ..............................................................................       (9,105,554)         (404,873)
    Class C ..............................................................................       18,714,595         1,304,585
    Advisor Class ........................................................................        1,411,854        (4,939,072)
                                                                                             --------------------------------
 Total capital share transactions ........................................................      142,620,520        (7,193,586)
                                                                                             --------------------------------
 Redemption fees .........................................................................           36,012             8,647
                                                                                             --------------------------------
        Net increase (decrease) in net assets ............................................      593,451,250        60,390,003
Net assets:
 Beginning of year .......................................................................      629,732,267       569,342,264
                                                                                             --------------------------------
 End of year .............................................................................   $1,223,183,517    $  629,732,267
                                                                                             ================================
Undistributed net investment income/distributions in excess of net investment income included in net assets:
 End of year .............................................................................   $      (54,761)   $      549,543
                                                                                             ================================


24 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Gold and Precious Metals Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Gold and Precious Metals Fund (the Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a non-diversified, open-end investment company. The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.


                                                              Annual Report | 25

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.


26 | Annual Report

Franklin Gold and Precious Metals Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.


                                                              Annual Report | 27

Franklin Gold and Precious Metals Fund

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                           ---------------------------------------------------------------
                                                                YEAR ENDED JULY 31,
                                                      2006                               2005
                                           ---------------------------------------------------------------
                                             SHARES           AMOUNT            SHARES           AMOUNT
                                           ---------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...........................    20,483,273    $ 563,514,264        11,059,746    $ 194,135,361
 Shares issued in reinvestment of
  distributions ........................       141,714        3,284,924             8,786          171,070
 Shares redeemed .......................   (16,446,287)    (435,199,563)      (11,118,040)    (197,460,657)
                                           ---------------------------------------------------------------
 Net increase (decrease) ...............     4,178,700    $ 131,599,625           (49,508)   $  (3,154,226)
                                           ===============================================================
CLASS B SHARES:
 Shares sold ...........................       387,494    $   9,874,058           468,037    $   8,154,926
 Shares issued in reinvestment of
  distributions ........................         1,657           37,296                --               --
 Shares redeemed .......................      (743,854)     (19,016,908)         (502,670)      (8,559,799)
                                           ---------------------------------------------------------------
 Net increase (decrease) ...............      (354,703)   $  (9,105,554)          (34,633)   $    (404,873)
                                           ===============================================================
CLASS C SHARES:
 Shares sold ...........................     3,176,553    $  84,980,636         1,406,424    $  24,673,748
 Shares issued in reinvestment of
  distributions ........................         7,924          180,030                --               --
 Shares redeemed .......................    (2,484,486)     (66,446,071)       (1,337,493)     (23,369,163)
                                           ---------------------------------------------------------------
 Net increase (decrease) ...............       699,991    $  18,714,595            68,931    $   1,304,585
                                           ===============================================================
ADVISOR CLASS SHARES:
 Shares sold ...........................       378,725    $  10,812,774           482,952    $   8,680,605
 Shares issued in reinvestment of
  distributions ........................        12,611          299,758             5,639          112,495
 Shares redeemed .......................      (367,540)      (9,700,678)         (761,539)     (13,732,172)
                                           ---------------------------------------------------------------
 Net increase (decrease) ...............        23,796    $   1,411,854          (272,948)   $  (4,939,072)
                                           ===============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and /or directors of the following subsidiaries:

------------------------------------------------------------------------------------------------
SUBSIDIARY                                                          AFFILIATION
------------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                  Investment manager
Franklin Templeton Services, LLC (FT Services)                      Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)                Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)       Transfer agent


28 | Annual Report

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

Effective May 1, 2006, the Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             Over $250 million, up to and including $10 billion
       0.440%             Over $10 billion, up to and including $12.5 billion
       0.420%             Over $12.5 billion, up to and including $15 billion
       0.400%             In excess of $15 billion

Prior to May 1, 2006, the Fund paid fees to Advisers based on the month-end net assets of the Fund as follows:

--------------------------------------------------------------------------------
ANNUALIZED FEE RATE       NET ASSETS
--------------------------------------------------------------------------------
       0.625%             Up to and including $100 million
       0.500%             Over $100 million, up to and including $250 million
       0.450%             In excess of $250 million

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.25% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

Under the Fund's compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the sale and distribution of the Fund's shares up to a certain percentage per year of its average daily net assets of each class as follows:

Class B ............................    1.00%
Class C ............................    1.00%


                                                              Annual Report | 29

Franklin Gold and Precious Metals Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated broker dealers .....   $700,523
Contingent deferred sales charges retained ........................................   $193,249

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $1,324,860, of which $898,855 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

During the year ended July 31, 2006, the Fund utilized $15,569,307 of capital loss carryforwards.

For tax purposes, realized currency losses, occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July, 31 2006, the Fund deferred realized currency losses of $379,189.

The tax character of distributions paid during the years ended July 31, 2006 and 2005, was as follows:

                                         ------------------------
                                            2006           2005
                                         ------------------------
Distributions paid from:
  Ordinary income ...................    $4,364,129      $311,287


30 | Annual Report

Franklin Gold and Precious Metals Fund

5. INCOME TAXES (CONTINUED)

At July 31, 2006, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:

Cost of investments ................................   $664,915,876
                                                       ============

Unrealized appreciation ............................   $565,410,024
Unrealized depreciation ............................    (10,352,958)
                                                       ------------
Net unrealized appreciation (depreciation) .........   $555,057,066
                                                       ============

Undistributed ordinary income ......................   $ 26,394,592
Undistributed long term capital gains ..............     33,221,008
                                                       ------------
Distributable earnings .............................   $ 59,615,600
                                                       ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended July 31, 2006, aggregated $202,658,592 and $102,732,819, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. RESTRICTED SECURITIES

The Fund may invest in securities that are restricted under the Securities Act of 1933 (the 1933 Act) or which are subject to legal, contractual, or other agreed upon restrictions on resale. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund has registration rights for certain restricted securities held at period end. The issuer generally incurs all registration costs.


                                                              Annual Report | 31

Franklin Gold and Precious Metals Fund

8. RESTRICTED SECURITIES (CONTINUED)

At July 31, 2006, the Fund held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Fund's Board of Trustees as reflecting fair value, as follows:

-------------------------------------------------------------------------------------------------------
SHARES AND                                                   ACQUISITION
 WARRANTS            ISSUER                                      DATE            COST           VALUE
-------------------------------------------------------------------------------------------------------
 1,865,000       Jinshan Gold Mines Inc., wts., 6/06/07 ...... 12/14/05        $    --       $  758,331
 1,225,000     a SEMAFO Inc., wts., 144A, 12/18/06 ........... 12/18/03         21,630          753,646
                                                                                             ----------
                    TOTAL RESTRICTED SECURITIES (0.12% of Net Assets)                        $1,511,977
                                                                                             ==========

a The Fund also invests in unrestricted securities of the issuer, valued at $6,404,137 as of July 31, 2006.

9. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

10. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order. The relevant funds recorded the settlements as other income and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in September 2006.


32 | Annual Report

Franklin Gold and Precious Metals Fund

10. REGULATORY MATTERS (CONTINUED)

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multidistrict litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

11. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund's financial statements.


                                                              Annual Report | 33

Franklin Gold and Precious Metals Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FRANKLIN GOLD AND PRECIOUS METALS FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Franklin Gold and Precious Metal Fund (the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 15, 2006


34 | Annual Report

Franklin Gold and Precious Metals Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $33,221,008 as a long term capital gain dividend for the fiscal year ended July 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates 65.60% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended July 31, 2006.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $13,226,872 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2006. In January 2007, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2006. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At July 31, 2006, more than 50% of the Franklin Gold and Precious Metals Fund total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Funds on these investments. The Fund elects to treat foreign taxes paid as allowed under
Section 853 of the Code. This election will allow shareholders of record in December 2006, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The foreign tax information will be disclosed in the January 2007 semiannual report of the Fund. In addition, in January 2007, shareholders will receive Form 1099-DIV which will include their share of taxes withheld and foreign source income distributed during the calendar year 2006.


                                                              Annual Report | 35

Franklin Gold and Precious Metals Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                         LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION     TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Trustee      Since 1982       139                           Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                       company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Trustee      Since 1989       140                           None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)        Trustee      Since 2003       135                           Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                   ration and refining of oil and gas),
                                                                                           H.J. Heinz Company (processed foods
                                                                                           and allied products), RTI International
                                                                                           Metals, Inc. (manufacture and distri-
                                                                                           bution of titanium), Canadian National
                                                                                           Railway (railroad) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Trustee      Since 1968       114                           Director, Center for Creative Land
One Franklin Parkway                                                                       Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


36 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                         LENGTH OF        FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION     TIME SERVED      BY BOARD MEMBER*              OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)       Trustee      Since 1997       139                           Director, MedImmune, Inc. (biotech-
One Franklin Parkway                                                                       nology), and Overstock.com (Internet
San Mateo, CA 94403-1906                                                                   services); and FORMERLY, Director, MCI
                                                                                           Communication Corporation (subse-
                                                                                           quently known as MCI WorldCom, Inc.
                                                                                           and WorldCom, Inc.) (communications
                                                                                           services) (1988-2002), White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company) (1987-2004),
                                                                                           Spacehab, Inc. (aerospace services)
                                                                                           (1994-2003) and Martek Biosciences
                                                                                           Corporation (1998-2006).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; Senior Business Advisor, Martek Biosciences Corporation (research and development); and FORMERLY,
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------
FRANK A. OLSON (1932)          Trustee      Since 2005       102                           Director, Hess Corporation (formerly,
One Franklin Parkway                                                                       Amerada Hess Corporation) (explo-
San Mateo, CA 94403-1906                                                                   ration and refining of oil and gas) and
                                                                                           Sentient Jet (private jet service); and
                                                                                           FORMERLY, Director, Becton Dickinson
                                                                                           and Company (medical technology),
                                                                                           Cooper Industries, Inc. (electrical
                                                                                           products and tools and hardware),
                                                                                           Health Net, Inc. (formerly Foundation
                                                                                           Health) (integrated managed care),
                                                                                           The Hertz Corporation, Pacific
                                                                                           Southwest Airlines, the RCA
                                                                                           Corporation, Unicom (formerly,
                                                                                           Commonwealth Edison), UAL
                                                                                           Corporation (airlines) and White
                                                                                           Mountains Insurance Group, Ltd.
                                                                                           (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
------------------------------------------------------------------------------------------------------------------------------------
JOHN B. WILSON (1959)          Trustee      Since February   38                            None
One Franklin Parkway                        2006
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Founder, Hyannis Port Capital, Inc. (real estate and private equity investing); serves on private and non-profit boards; and FORMERLY, Chief Operating Officer and Executive Vice President, Gap, Inc. (retail) (1996-2000); Chief Financial Officer and Executive Vice President - Finance Strategy, Staples, Inc. (office supplies) (1992-1996); Executive Vice President - Corporate
Planning, Northwest Airlines, Inc. (airlines) (1990-1992); Vice President and Partner, Bain & Company (1986-1990).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 37

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION            TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**HARMON E. BURNS (1945)           Trustee and         Trustee since         21                          None
One Franklin Parkway               Vice President      1993 and
San Mateo, CA 94403-1906                               Vice President
                                                       since 1986

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)        Trustee and         Trustee since         139                         None
One Franklin Parkway               Chairman of         1976 and
San Mateo, CA 94403-1906           the Board           Chairman of the
                                                       Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)    Trustee,            Trustee since         123                         None
One Franklin Parkway               President and       1982, President
San Mateo, CA 94403-1906           Chief Executive     since 2001 and
                                   Officer -           Chief Executive
                                   Investment          Officer -
                                   Management          Investment
                                                       Management
                                                       since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)              Chief               Chief Compliance      Not Applicable              Not Applicable
One Franklin Parkway               Compliance          Officer since 2004
San Mateo, CA 94403-1906           Officer and         and Vice
                                   Vice President      President - AML
                                   - AML               Compliance since
                                   Compliance          February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------


38 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION            TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)             Treasurer           Since 2004            Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)            Senior Vice         Since 2002            Not Applicable              Not Applicable
500 East Broward Blvd.             President and
Suite 2100                         Chief
Fort Lauderdale, FL 33394-3091     Executive
                                   Officer -
                                   Finance and
                                   Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)               Vice President      Since 2000            Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)            Vice President      Since 2000            Not Applicable              Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

------------------------------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                    LENGTH OF             FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION            TIME SERVED           BY BOARD MEMBER*            OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)           Vice President      Vice President        Not Applicable              Not Applicable
One Franklin Parkway               and Secretary       since March 2006
San Mateo, CA 94403-1906                               and Secretary
                                                       since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 31 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)               Vice President      Since October         Not Applicable              Not Applicable
One Franklin Parkway                                   2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and FORMERLY, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)             Chief Financial     Since 2004            Not Applicable              Not Applicable
500 East Broward Blvd.             Officer and
Suite 2100                         Chief
Fort Lauderdale, FL 33394-3091     Accounting
                                   Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor. Harmon E. Burns is considered to be an interested person of the Trust under the federal securities laws due to his position as officer and directors of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


40 | Annual Report

Franklin Gold and Precious Metals Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held April 18, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin


                                                              Annual Report | 41

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during the year ended January 31, 2006, as well as the previous ten years ended that date in comparison to a performance universe consisting of all retail and institutional gold-oriented funds as selected by Lipper. The Board noted that the Fund's total return for the one-year period was in the highest quintile of such universe and on an annualized basis was in the second-highest quintile of such universe for the previous three- and ten-year periods, and the second-lowest quintile of such universe during the previous five-year period. The Board was satisfied with such comparative performance.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior


42 | Annual Report

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that both the effective management fee rate for the Fund, as well as its actual total expenses, were in the least expensive quintile of its Lipper expense group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its expense group as shown in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in


                                                              Annual Report | 43

Franklin Gold and Precious Metals Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of assets; 0.50% on the next $150 million of assets and 0.45% on assets in excess of $250 million. The Fund had assets of approximately $1 billion on December 31, 2005, and the independent Trustees discussed the prospect of adding additional fee breakpoints with management. As a result of such discussions, management agreed that the Fund's investment management agreement would be amended effective May 1, 2006, to add additional breakpoints for assets in excess of $10 billion. In considering such additional breakpoints, the Board took into account management's position that the existing fee schedule was low and reflected anticipated economies of scale as shown in the favorable effective management fee and expense comparisons within its Lipper expense group. Management also observed and the Board acknowledged that the fact that the Fund had assets beyond the least breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. The Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.


44 | Annual Report

Franklin Gold and Precious Metals Fund

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 45
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

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama                             Michigan 6
Arizona                             Minnesota 6
California 7                        Missouri
Colorado                            New Jersey
Connecticut                         New York 7
Florida 7                           North Carolina
Georgia                             Ohio 6
Kentucky                            Oregon
Louisiana                           Pennsylvania
Maryland                            Tennessee
Massachusetts 6                     Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

07/06
                                                   Not part of the annual report

      [LOGO]
FRANKLIN TEMPLETON       One Franklin Parkway
    INVESTMENTS          San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton .com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GOLD AND
PRECIOUS METALS FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

132 A2006 09/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GOLD AND PRECIOUS METALS FUND

By  /S/JIMMY D. GAMBILL
    -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006